Goodwill and Other Intangible Assets (Details) - USD ($)		3 Months Ended		12 Months Ended
	Apr. 18, 2022	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2017	Dec. 31, 2020
Goodwill and other intangible assets
Goodwill acquired				$ 5,067,748
Balance of finite-lived intangible assets			$ 3,500,000		$ 3,500,000
In-process research and development impairment				3,500,000	2,366,000
Goodwill impairment loss					1,452,338
Goodwill							$ 1,452,338
Increase in deferred tax liability				(3,288,937)	(145,974)
Revision of Prior Period
Goodwill and other intangible assets
Finite-lived intangible assets acquired		$ (1,500,000)
Goodwill		(300,000)
In-process R&D.
Goodwill and other intangible assets
Balance of finite-lived intangible assets			3,500,000	3,500,000	3,500,000		5,866,000
Carrying value written down			5,900,000		5,900,000
Intangible assets fair value			3,500,000		3,500,000
In-process research and development impairment			2,400,000	3,500,000	2,366,000
Goodwill impairment loss					1,500,000
Goodwill			1,500,000		1,500,000
Intangible Assets
Goodwill and other intangible assets
Finite-lived intangible assets acquired				11,200,000
Balance of finite-lived intangible assets
In-process research and development impairment
Pelican Therapeutics, Inc.
Goodwill and other intangible assets
Goodwill acquired						$ 2,200,000
In-process research and development impairment		3,500,000
Goodwill impairment loss			$ 1,500,000
Pelican Therapeutics, Inc. | In-process R&D.
Goodwill and other intangible assets
Finite-lived intangible assets acquired						$ 5,900,000
Elusys Therapeutics
Goodwill and other intangible assets
Goodwill acquired	$ 3,300,000
Finite-lived intangible assets acquired	9,700,000
In-process research and development impairment				$ 0
Remaining amortization period				80 months
Goodwill	$ 3,301,960
Increase in deferred tax liability		$ (300,000)